SUPPLEMENT
DATED AUGUST 26, 2022 TO THE
STATUTORY PROSPECTUS
Timothy Plan Family of Funds
(Class I Shares)
DATED JANUARY 28, 2022
Effective August 26, 2022, for additional transparency and clarification, Voluntary Fee Waiver footnotes were added to the “Annual Fund Operating Expenses” table under the “Fees and Expenses” section for each designated fund. Fee Waivers are listed on page 58 in “Section 3, Who Manages Your Money.”

On page 2 of the Prospectus:
Aggressive Growth Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	0.85%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.50%
Acquired Funds Fees and Expenses (2)	0.01%
Total Annual Fund Operating Expenses	1.36%

(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (10 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 58 of the statutory prospectus for more details.

(2)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 6 of the Prospectus:
International Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	1.00%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.38%
Acquired Funds Fees and Expenses (2)	0.01%
Total Annual Fund Operating Expenses	1.39%

(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (5 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 58 of the statutory prospectus for more details.

(2)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 10 of the Prospectus:
Large/Mid Cap Growth Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	0.85%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.40%
Acquired Funds Fees and Expenses (2)	0.11%
Total Annual Fund Operating Expenses	1.36%

(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (11 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 58 of the statutory prospectus for more details.

(2)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 14 of the Prospectus:
Small Cap Value Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	0.85%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.36%
Acquired Funds Fees and Expenses (2)	0.06%
Total Annual Fund Operating Expenses	1.27%

(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (12 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 58 of the statutory prospectus for more details.

(2)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 18 of the Prospectus:
Large/Mid Cap Value Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	0.85%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.35%
Acquired Funds Fees and Expenses (2)	0.13%
Total Annual Fund Operating Expenses	1.33%

(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (15 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 58 of the statutory prospectus for more details.

(2)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 22 of the Prospectus:
Fixed Income Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	0.60%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.09%

(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (20 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 58 of the statutory prospectus for more details.

On page 26 of the Prospectus:
High Yield Bond Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	0.60%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.53%
Acquired Funds Fees and Expenses (2)	0.01%
Total Annual Fund Operating Expenses	1.14%

(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (5 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 58 of the statutory prospectus for more details.

(2)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 34 of the Prospectus:
Defensive Strategies Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	0.60%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.63%
Acquired Funds Fees and Expenses (2)	0.02%
Total Annual Fund Operating Expenses	1.25%

(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (5 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 58 of the statutory prospectus for more details.

(2)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 38 of the Prospectus:
Growth & Income Fund
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)

Class I
Management Fee (1)	0.85%
Distribution/Service (12b‑1 Fees)	0.00%
Other Expenses	0.80%
Acquired Funds Fees and Expenses (2)	0.34%
Total Annual Fund Operating Expenses	1.99%

(1)
VOLUNTARY FEE WAIVER: For the period reported, Timothy Partners, Ltd., the Fund’s investment adviser, voluntarily waived a portion (38 basis points) of its contractual Management Fee to lower overall Fund expenses for shareholders. This fee waiver is not reflected in the table above. The Adviser may amend or terminate its voluntary waiver at any time. Please see “Voluntary Fee Waivers” beginning on page 58 of the statutory prospectus for more details.

(2)
Acquired Funds Fees and Expenses are the indirect costs of investing in other investment companies. Total Annual Fund Operating Expenses do not correlate to the ratio of average net assets in the Financial Highlights Table, which reflects the operating expenses of the Fund and does not include Acquired Funds Fees and Expenses.

On page 58 of the Prospectus:
The Investment Advisor
TIMOTHY PARTNERS, LTD.
Timothy Partners, Ltd. (“TPL”), 1055 Maitland Center Commons Boulevard, Maitland, FL 32751, is a Florida limited partnership organized on December 6, 1993, and is registered with the Securities and Exchange Commission as an investment advisor. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. TPL approves the portfolio of securities selected by the Investment Managers. To determine which securities are Excluded Securities, TPL conducts its own research and consults a number of Christian ministries on these issues. TPL retains the right to change the sources from whom it acquires its information, at its discretion. TPL has been the advisor to the Funds since their inceptions.
For its advisory services, TPL is paid an annual fee equal to 0.85% on the Small Cap Value Fund, 0.85% on the Large/Mid Cap Value Fund, 0.85% on the Aggressive Growth Fund, 0.85% on the Large/Mid Cap Growth Fund, 1.00% on the International Fund, 0.60% on the Fixed Income Fund, 0.60% on the High Yield Bond Fund, 1.00% on the Israel Common Values Fund, 0.60% on the Defensive Strategies Fund, and 0.85% on the Growth & Income Fund.
As of September 30, 2021, TPL managed approximately $1.834 billion in Timothy Plan Fund assets.

COVENANT FUNDS, INC.
Covenant Funds, Inc., a Florida corporation (“CFI”), is the managing general partner of TPL. Arthur D. Ally is President, Chairman and Trustee of the Trust, as well as President and 75% shareholder of CFI. Mr. Ally had over eighteen years of experience in the investment industry prior to founding TPL, having worked for Prudential Bache, Shearson Lehman Brothers and Investment Management & Research. Some or all of these firms may be utilized by an Investment Manager to execute portfolio trades for a Fund. Neither Mr. Ally nor any affiliated person of the Trust will receive any benefit from such transactions.
Voluntary Fee Waivers
During the fiscal year ended September 30, 2021, the Adviser voluntarily waived a portion of its fees for certain Funds in order to lower the expenses of those Funds for shareholders. The table below highlights the Funds that received fee waivers, the Total Expense Ratios before fee waivers, and the Total Expense Ratios after fee waivers.

Fund	Share Class	Total Expense Ratio[1] (before fee waivers)	Voluntary Fee Waiver[2]	Net Expense Ratio[1] (after fee waivers)
Aggressive Growth	I	1.35%	0.10%	1.25%
International Fund	I	1.38%	0.05%	1.33%
Large/Mid Growth Fund	I	1.25%	0.11%	1.14%
Small Cap Value Fund	I	1.21%	0.12%	1.09%
Large/Mid Value Fund	I	1.20%	0.15%	1.05%
Fixed Income Fund	I	1.09%	0.20%	0.89%
High Yield Bond Fund	I	1.13%	0.05%	1.08%
Defensive Strategies Fund	I	1.23%	0.05%	1.18%
Growth & Income Fund	I	1.65%	0.38%	1.27%

(1)	Numbers reflect the expense ratios disclosed in the Trust’s Audited Annual Report, dated September 30, 2021, and do not include deemed expenses due to Acquired Funds Fees and Expenses.
(2)
This voluntary fee waiver may be revised or terminated at any time without notice to shareholders and is not reflected in the fee table above, please see the “Fee Waivers” section of the statutory prospectus for more details.

The additional voluntary fee waivers may fluctuate or be discontinued by the Advisor at any time without notice; however, the Advisor currently anticipates maintaining the waiver for a minimum period of six months from the effective date. Please note that the removal of the voluntary waiver will lead to increased expenses which will impact the Fund’s yield.
The Investment Managers
TPL, with the Trust’s consent, has engaged the services of the Investment Managers described below to provide day‑to‑day investment advisory services to certain of the Funds. TPL pays all fees charged by the Investment Managers for such services.
A discussion of the considerations employed by the Board of Trustees (the, “Board”) in their approval of TPL as Advisor to the Trust, and each Investment Manager as manager of the Funds in 2021, is available in the Funds’ semi-annual report dated March 31, 2021.
The Statement of Additional Information (“SAI”) for the Fund’s Class I shares dated January 28, 2022, contains additional information about the compensation paid to the portfolio managers, other accounts and account types managed by the Advisor and Investment Managers, and ownership of Fund shares. The SAI is available upon request at no charge by calling the Funds at (800) 846‑7526.

On page 66 of the Prospectus:
How To Buy Shares
OPENING AND ADDING TO YOUR ACCOUNT
Payments for Fund shares must be in U.S. dollars and in order to avoid fees and delays, must be drawn from a U.S. bank. Please remember that the Trust reserves the right to reject any purchase order for Fund shares. Timothy Plan accepts personal checks made payable to the Timothy Plan. Unless pre‑authorized by the Fund at the Fund’s sole discretion, the Timothy Plan will not accept cash, credit card, or third-party checks. The minimum initial investment amount for Class I shares is:

Account Type	Minimum Initial Purchase Amount	Minimum Subsequent Purchase Amount
Individual Accounts	$1,000	$50
Fee based Registered Advisor Accounts
Institutional Accounts	$100,000	$25,000
ERISA Retirement Plans	None	None
Other Recognized Retirement Plans or Accounts	None	None
Employer Sponsored Health Savings Accounts	None	None
TO OPEN AN ACCOUNT BY MAIL
To make your initial investment in a Fund, simply complete the Account Registration Form included with this Prospectus, make a check payable to the Fund of your choice, and mail the Form and check to:
The Timothy Plan
c/o Gemini Fund Services, LLC
PO Box 541150
Omaha, NE 68154
To make subsequent purchases, simply make a check payable to the Fund of your choice and mail the check to the above-mentioned address. Be sure to note your account number on the check.
Your purchase order, if accompanied by payment, will be processed upon receipt by Gemini Fund Services, LLC, each Funds’ transfer agent (the “Transfer Agent”). If the Transfer Agent receives your order and payment by the close of regular trading on the NYSE (currently 4:00 p.m. Eastern time), your shares will be purchased at the applicable Fund’s NAV or public offering price calculated at the close of regular trading on that day. Otherwise, your shares will be purchased at the applicable NAV or public offering price determined as of the close of regular trading on the next business day. When you make your initial purchase of Fund shares, be sure to indicate which Class of shares you wish to purchase. If you do not select a share class, Class A shares will be purchased for you. For information on Class A shares, see “How You Can Buy and Sell Shares” in the Prospectus for Class A and Class C dated January 28, 2022. For subsequent purchases, additional shares of your currently owned share class will be purchased unless you indicate otherwise on your purchase order.
ALL PORTIONS OF THE PROSPECTUS NOT CHANGED BY THIS SUPPLEMENT OR OTHER SUPPLEMENTS SHALL REMAIN IN FULL FORCE AND EFFECT.